Loans And Leases (Loans Modified As TDRs By Class Of Loans) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($) loan	Dec. 31, 2015 USD ($) loan
Financing Receivable, Modifications [Line Items]
Number of Loans | loan	1	2
Pre-Modification Outstanding Recorded Investment	$ 339	$ 18
Post-Modification Outstanding Recorded Investment	$ 339	$ 18
Commercial [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans | loan	1
Pre-Modification Outstanding Recorded Investment	$ 339
Post-Modification Outstanding Recorded Investment	$ 339
Single-Family Mortgage Loans [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans | loan	1	1
Pre-Modification Outstanding Recorded Investment		$ 9
Post-Modification Outstanding Recorded Investment		$ 9
Home Equity Line of Credit, Originated Portfolio [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans | loan	1	1
Pre-Modification Outstanding Recorded Investment		$ 9
Post-Modification Outstanding Recorded Investment		$ 9